BABSON
BOND TRUST

Annual Report
November 30, 1997

JONES & BABSON
MUTUAL FUNDS



MESSAGE
To Our Shareholders

Babson Bond Trust shareholders have enjoyed the benefits of a strong rally in the bond market that gained momentum as the year progressed. Long-term interest rates fell a full percentage point since early last summer, while intermediate-term rates are down a half to three quarters of a percentage point during the same time period. Lower rates in this country reflect both domestic and global circumstances.

At home, disinflation, rising productivity, a dramatic drop in the federal deficit to near surplus levels, and improving monetary policy credibility have all helped to propel rates lower. In addition, the U.S. bond market has been the beneficiary of capital flows out of Asia in the wake of the Asian currency crisis. While deflation in Asia and other parts of the world is expected to have a negative impact on our export industries in 1998, at the same time it means investors' expectations about inflation will continue to move lower.

Over the course of the year, the yield curve shifted to a flatter slope as intermediate and long-term rates fell in response to the favorable inflation environment, while short-term rates remained pretty much unchanged due to the Federal Reserve's fixed monetary policy stance. Issuance in the corporate debt market was easily absorbed throughout the year. Credit quality in the aggregate continued to improve. Corporate quality yield spreads narrowed during most of the year, but recently widened in sympathy with international issuers negatively impacted by the crisis in Asia.

Total investment return (price change and reinvested distributions) for Portfolio S in fiscal 1997 was 6.70%. Monthly dividends totaled $0.618 per share, producing an income yield of 6.33% based on a beginning net asset value of $9.77. During the same period, total investment return on Portfolio L was 7.26%. Monthly dividends totaled $0.098 per share, producing an income yield of 6.30% based on a beginning net asset value of $1.55.

OUTLOOK

The U.S. economy was characterized by falling inflation and modest-to-strong growth during 1997, and it proved to be the ideal setting for financial assets. Accordingly, both the bond and stock markets responded favorably, providing investors with excellent returns.

As we commence the new year, the domestic economy remains on sound footing. Rising employment, a continuation of the capital spending boom, and the benefits of lower interest rates for both the consumer and business should allow for modest growth in 1998. The wildcard in the outlook is the unknown fallout from the Asian financial crisis.

It is expected that the financial rescue packages and reforms currently being put in place by the International Monetary Fund and the international banking community will stem the Asian contagion and limit the risk of global deflation. However, Asian countries have lost massive wealth and the question remains - how much impact will this damage have on the global economy and specifically growth in the U.S.?

U.S. domestic purchasing power will benefit from declining Asian import prices, but this positive will be offset by Asia's more competitive trading position due to currency devaluation and excess capacity in Asia. U.S. exports will be negatively impacted reducing overall real GDP by a half to one percentage point in 1998. As a result, a substantial widening in our trade account deficit is to be expected. A further risk to domestic growth will be realized if overinvestment in the U.S. leads to overcapacity, as it did in Asia. Such a situation could prompt a sharp cutback in capital spending, but at this juncture, there is no sign of this scenario happening. In fact, many companies feel compelled to boost capital spending in an effort to raise productivity. In an environment of little, to no, pricing power, this will help companies maintain profit margins and maintain competitiveness in an increasingly global economy.

The outlook for inflation and therefore, interest rates, remains positive. Pockets of global deflation and the likelihood of moderating domestic economic activity will help keep prices in check this year. Today's level of interest rates reflects a decline in inflation expectations and a lower risk premium for extending debt maturity. The latter reflects a much-improved fiscal picture and reduced volatility of inflation.

PORTFOLIO REVIEW

The primary objectives of Babson Bond Trust are to attain a favorable total return over the long run, provide a high level of income, and maintain reasonable stability of principal. Through active portfolio management, our ongoing investment strategy is to uncover attractive investment opportunities and to replace fully valued situations with what are believed to be undervalued opportunities.

Activity highlights since mid-year include the purchase of a 30-year IBM debenture with an embedded "put" option. This option gives the bondholder the right to sell the bond back to the issuer after seven years, or continue holding the bond until maturity. So-called "put" bonds are attractive 1) as an offset to the negative characteristics of "callable" bonds held in a portfolio and 2) from a valuation standpoint, put bond issues are often misunderstood and therefore mispriced - often trading cheap to other bonds from the same issuer.

In the late summer, exposure to the 10-year area of yield curve, deemed to be overvalued for technical reasons, was reduced with the sale of a Lockheed Martin note due in 2008. Proceeds from the sale were used to purchase a 5-year Raytheon note, which was issued to partially fund the company's purchase of Hughes Electronics' and Texas Instruments' defense business.

Currently, the average maturity is 6 years for Portfolio S and 11 years for Portfolio L, after taking into consideration bonds trading to their call dates and average life assumptions for mortgage and asset-backed securities. A more precise measure of a portfolio's sensitivity to change in the level of interest rates is its average effective duration. Portfolio S and L have average effective durations of 3.7 and 5 years, respectively.

Sincerely,
/s/ Larry D. Armel
Larry D. Armel
President



CHART
Babson Bond Trust, Portfolio - L versus Lehman Brothers Aggregate Bond Index

CHART
Babson Bond Trust, Portfolio - S versus Lehman Brothers Intermediate Gov't./Corp. Index

Average annual compounded return for Portfolio L for one, five and ten year periods as of November 30, 1997, were 7.26%, 7.07% and 8.61%, respectively. For Portfolio S, total returns for one year, five years and the life of the Fund (inception April 19, 1988) were 6.70%, 6.46% and 7.71%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will flucuate, and redemption value may be more or less than original cost.




STATEMENT OF NET ASSETS
November 30, 1997

PORTFOLIO L

                                                                                                             MARKET
      MOODY'S                                                        PRINCIPAL                               VALUE
      RATING    DESCRIPTION                                          AMOUNT              COST                (NOTE 1-A)
CORPORATE BONDS - 60.39%
BANKS AND FINANCE - 17.57%
	Baa2	American Stores Company,
                 8.00% debentures, due June 1, 2026              $   1,150,000       $   1,130,691       $   1,264,287
	Aa3	Associates Corporation North America,
                 6.75% notes, due July 15, 2001                      4,500,000           4,466,475           4,556,340
	Aa3	Chase Capital I, Series A,
                 7.67% capital securities, due December 1, 2026        700,000             700,000             709,786
	Aa3	Chase Capital II, Series B,
                 6.06% capital securities, due February 1, 2027      1,300,000           1,258,556           1,258,558
	A1	Ford Capital B V,
                 10.125% notes, due November 15, 2000                2,500,000           3,029,690           2,752,875
	Aaa	Green Tree Financial Corporation,
                 CMO Series 92-1 REMIC Trust, Cl. A-3,
                 6.70% manufactured housing certificates,
                 due October 15, 2017                                2,750,000           2,741,562           2,751,705
	Baa3	Green Tree Securitized Net Interest Margin Trust,
                 Series 95-A,
                 7.25% certificates, due July 15, 2005                 598,739             598,458             599,296
	Aaa	Merrill Lynch Mortgage Investors Incorporated,
                 Series 92-B REMIC Trust, Cl. A-3,
                 8.30% manufactured housing certificates,
                 due April 15, 2012                                  1,871,210           1,863,609           1,890,503
	Aa2	Morgan (J.P.) & Company, Incorporated,
                 7.54%, due January 15, 2027                         2,000,000           2,000,000           2,015,020
	Baa1	Southern Investments UK PLC,
                 6.375% senior notes, due November 15, 2001          1,300,000           1,298,336           1,293,175
	A2	SunTrust Banks, Incorporated,
                 6.00% subordinate notes, due February 15, 2026      3,000,000           2,952,740           2,907,900
	Aa3	Wachovia Capital Trust II,
                 6.32% capital securities, due January 15, 2027      1,300,000           1,273,532           1,273,532
                                                                    22,969,949          23,313,649          23,272,977

COMMUNICATIONS - 5.23%
	Aa1	BellSouth Savings & Employee Stock
                 Ownership Trust,
                 9.19% medium term notes, due July 1, 2003           1,012,861           1,104,271           1,093,059
	Ba1	Tele Communications, Incorporated,
                 8.75% debentures, due February 15, 2023             1,000,000           1,026,130           1,048,070
	Ba1	Time Warner, Incorporated,
                 9.15% debentures, due February 1, 2023              2,350,000           2,693,171           2,831,350
	Baa2	Tosco Corporation,
                 7.625% notes, due May 15, 2006                      1,850,000           1,906,037           1,954,451
                                                                     6,212,861           6,729,609           6,926,930
DIVERSIFIED - 6.35%
	Aa3	Federal Express Corporation,
                 7.50% pass-thru trust, due January 15, 2018         2,500,000           2,556,950           2,654,575
	A1	International Business Machines Corporation,
                 6.22% debentures, due August 2, 2027                1,500,000           1,500,000           1,501,440
	A2	Lucent Technologies, Incorporated,
                 6.90% notes, due July 15, 2001                      1,700,000           1,714,773           1,737,808
	Baa1	Marriott International, Incorporated,
                 7.875% notes, due April 15, 2005                    2,350,000           2,399,815           2,514,265
                                                                     8,050,000          8,171,538            8,408,088

INDUSTRIALS - 21.14%
	Baa3	Airgas, Incorporated,
                 7.14% medium term notes, due March 8, 2004          1,650,000           1,650,000           1,705,225
	A3	Cardinal Health, Incorporated,
                 6.00% notes, due January 15, 2006                   2,900,000           2,712,140           2,807,809
	Baa1	Comdisco, Incorporated,
                 6.375% shelf issue, due November 30, 2001           4,675,000           4,658,077           4,651,298
	A2	Cooper Industries, Incorporated,
                 7.87% medium term notes, due November 18, 1998      5,000,000           5,000,000           5,083,550
	A1	Ford Motor Credit Company,
                 7.20% notes, due June 15, 2007                      2,800,000           2,797,592           2,921,912
	Baa2	Georgia-Pacific Corporation,
                 9.625% debentures, due March 15, 2022               1,500,000           1,589,595           1,690,170
	A2	Hydro Quebec, Series IO,
                 8.05% debentures, due July 7, 2024                  3,100,000           3,302,151           3,531,272
	A2	John Deere Capital Corporation,
                 6.30% notes, due June 1, 1999                       1,000,000           1,003,940           1,001,600
	A3	Lockheed Martin Corporation,
                 7.75% notes, due May 1, 2026                          930,000             946,442           1,014,444
	Baa3	Petroleum Geo-Services A/S,
                 7.50% notes, due March 31, 2007                     1,500,000           1,571,760           1,575,765
	A2	Philip Morris Companies, Incorporated,
                 7.20% senior notes, due February 1, 2007            1,000,000             996,960           1,024,150
	Baa1	Raytheon Company,
                 6.45% notes, due August 15, 2002                    1,000,000             998,600           1,000,590
                                                                    27,055,000          27,227,257          28,007,785
TRANSPORTATION - 5.31%
	Baa2	CSX Corporation,
                 9.50% notes, due August 1, 2000                     1,775,000           1,935,934           1,907,220
	Baa3	Delta Air Lines, Incorporated Delaware,
                 10.375% debentures, due December 15, 2022           2,330,000           2,890,882           3,160,622
	Baa1	United Airlines Pass-Thru Trusts,
                 7.27% pass-thru certificates,
                 Series 96-A, Cl. A-1,
                 due January 30, 2013                                1,911,349           1,785,001           1,971,442
                                                                     6,016,349           6,611,817           7,039,284
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 3.28%
	Baa2	Canadian National Railway Company,
                 7.00% notes, due March 15, 2004                     1,950,000           1,904,874           1,996,800
	Baa1	Newfoundland Province of Canada,
                 8.65% debentures, due October 22, 2022              1,950,000           2,194,082           2,349,438
                                                                     3,900,000           4,098,956           4,346,238
UTILITIES - 1.51%
	Baa3	United Illuminating Company,
                 6.20% notes, due January 15, 1999                   2,000,000           2,000,000           1,998,220

TOTAL CORPORATE BONDS - 60.39%                                      76,204,159          78,152,826          79,999,522

REVENUE BOND - 1.70%
	Aaa	New Jersey Economic Development Authority
                 State Pension Funding Revenue, Series A,
                 7.425%, due February 15, 2029                       2,100,000           2,127,048           2,255,295

                                                                                                         MARKET
                                                                 PRINCIPAL                               VALUE
                DESCRIPTION                                      AMOUNT              COST                (NOTE 1-A)
U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 35.78% (All rated Aaa)
U.S. GOVERNMENTAL AGENCY - 12.86%
               *Government National Mortgage Association,
                 7.50%, due March 15, 2007                             154,651             138,896             158,904
               *Government National Mortgage Association,
                 7.50%, due July 15, 2007                              269,359             241,621             276,766
               *Government National Mortgage Association,
                 8.00%, due October 15, 2007                           369,713             347,530             383,784
               *Government National Mortgage Association,
                 8.00%, due November 15, 2009                        4,636,076           4,801,236           4,814,240
               *Government National Mortgage Association,
                 9.50%, due April 15, 2016                              54,821              55,386              59,565
               *Government National Mortgage Association,
                 9.50%, due January 15, 2019                           147,180             146,490             159,808
               *Government National Mortgage Association,
                 8.00%, due May 15, 2022                               593,166             582,600             616,893
               *Government National Mortgage Association,
                 7.00%, due March 15, 2024                           4,037,823           3,954,542           4,058,012
               *Government National Mortgage Association,
                 8.50%, due August 15, 2024                            285,420             288,007             299,066
               *Government National Mortgage Association,
                 8.00%, due December 15, 2026                        4,916,347           5,020,819           5,083,798
		Small Business Administration
                 guaranteed development
                 participation certificates, Series 88-20 G,
                 9.80% debentures, due July 1, 2008                    289,937             289,937             322,480
		Small Business Administration
                 guaranteed development
                 participation certificates, Series 88-20 H,
                 10.05% debentures, due August 1, 2008                 347,862             347,862             390,823
		Small Business Administration
                 guaranteed development
                 participation certificates, Series 89-20 D,
                 10.05% debentures, due April 1, 2009                  363,673             363,673             411,038
                                                                    16,466,028          16,578,599          17,035,177
U.S. GOVERNMENT SECURITIES - 13.65%
                U.S. Treasury Bonds, 8.125%,
                 due August 15, 2019                                 2,345,000           2,642,890           2,900,109
                U.S. Treasury Bonds, 8.125%,
                 due May 15, 2021                                    2,300,000           2,747,797           2,863,132
                U.S. Treasury Notes, 6.25%,
                 due March 31, 1999                                  3,000,000           3,000,721           3,018,270
                U.S. Treasury Notes, 5.875%,
                 due February 15, 2000                               4,000,000           3,955,416           4,005,000
                U.S. Treasury Notes, 11.125%,
                 due August 15, 2003                                 1,520,000           1,877,675           1,900,471
                U.S. Treasury Notes, 7.25%,
                 due August 15, 2004                                 2,250,000           2,385,682           2,418,750
                U.S. Treasury Notes, 5.625%,
                 due February 15, 2006                               1,000,000             972,344             981,560
                                                                    16,415,000          17,582,525          18,087,292
*GOVERNMENT SPONSORED ENTERPRISES - 9.27%
		Federal Home Loan Mortgage Corporation,
                 7.75%, due April 1, 2008                              297,046             268,734             302,592
		Federal Home Loan Mortgage Corporation,
                 7.75%, due November 1, 2008                            64,956              62,486              66,069
		Federal Home Loan Mortgage Corporation,
                 8.00%, due August 1, 2009                              64,795              62,093              66,321
		Federal Home Loan Mortgage Corporation,
                 8.25%, due October 1, 2010                            467,909             425,650             482,789
                Federal Home Loan Mortgage Corporation,
                 9.00%, due June 1, 2016                               195,133             204,219             208,079
		Federal Home Loan Mortgage Corporation,
                 8.00%, due October 1, 2018                            258,630             262,832             266,663
		Federal Home Loan Mortgage Corporation,
                 7.50%, due February 1, 2021                         1,678,006           1,631,861           1,725,192
		Federal Home Loan Mortgage Corporation,
                 9.00%, due January 1, 2024                            114,340             119,986             120,810
		Federal National Mortgage Association,
                 5.81%, due November 12, 1999                        2,600,000           2,596,984           2,596,984
		Federal National Mortgage Association,
                 6.21%, due November 7, 2007                         3,335,000           3,322,827           3,322,827
		Federal National Mortgage Association,
                 7.00%, due December 1, 2007                           582,384             562,502             589,244
		Federal National Mortgage Association,
                 8.25%, due January 1, 2009                            263,499             257,766             274,387
		Federal National Mortgage Association,
                 8.00%, due February 1, 2009                           296,343             287,992             306,101
		Federal National Mortgage Association,
                 7.50%, due September 1, 2011                          462,229             466,418             473,350
		Federal National Mortgage Association,
                 8.50%, due July 1, 2013                                86,629              72,904              90,275
		Federal National Mortgage Association,
                 CMO Series 88-16B, guaranteed REMIC pass-thru,
                 9.50%, due June 25, 2018                              244,027             232,436             261,434
		Federal National Mortgage Association,
                 CMO Series 90-52D, REMIC Trust,
                 9.30%, due May 25, 2019                               901,439             899,031             922,217
		Federal National Mortgage Association,
                  9.25%, due October 1, 2020                           183,277             194,617             197,616
                                                                    12,095,642          11,931,338          12,272,950
TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 35.78%                       44,976,670          46,092,462          47,395,419

REPURCHASE AGREEMENT - 0.63%
		UMB Bank, n.a.,
                 5.00%, due December 1, 1997
                 (Collateralized by $848,000
                 U.S. Treasury Notes,
                 5.875%, due March 31, 1999)                           840,000             840,000             840,000

TOTAL INVESTMENTS - 98.50%                                       $ 124,120,829       $ 127,212,336       $ 130,490,236

Other assets less liabilities - 1.50%                                                                        1,983,100
TOTAL NET ASSETS - 100.00%
	(equivalent to $1.56 per share;
        84,893,538 shares outstanding)                                                                   $ 132,473,336

For federal income tax purposes, the identified cost of investments owned at November 30, 1997, was $127,212,336.

Net unrealized appreciation for federal income tax purposes was $3,277,900, which is comprised of unrealized appreciation of $3,655,541 and unrealized depreciation of $377,641.

*Mortgage-backed securities.

Ratings are not covered by the report of independent auditors.

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
November 30, 1997

PORTFOLIO S

                                                                                                             MARKET
      MOODY'S                                                        PRINCIPAL                               VALUE
      RATING    DESCRIPTION                                          AMOUNT              COST                (NOTE 1-A)
CORPORATE BONDS - 55.65%
BANKS AND FINANCE - 20.43%
	Aa3	Associates Corporation North America,
                 6.75% notes, due July 15, 2001                  $     250,000       $     248,138       $     253,130
	Aa3	Associates Corporation North America,
                 6.45% senior notes, due October 15, 2001              500,000             502,250             502,250
	Aa3	Chase Capital I, Series A,
                 7.67% capital securities, due December 1, 2026        250,000             250,000             253,495
	Aa3	Chase Capital II, Series B,
                 6.06% capital securities, due February 1, 2027        375,000             363,045             363,046
	A3	Chrysler Financial Corporation,
                 6.375% notes, due January 28, 2000                    600,000             594,852             601,020
	A1	Credithrift Financial Corporation,
                 9.76% medium term notes, due September 18, 1998       150,000             151,484             154,081
	A1	Ford Motor Credit Company,
                 6.55% notes, due September 10, 2002                 1,000,000             998,070           1,007,430
	A3	General Motors Acceptance Corporation,
                 6.75% notes, due February 7, 2002                   1,100,000           1,097,701           1,114,839
	Aaa	Green Tree Financial Corporation,
                 CMO Series 92-1 REMIC Trust, Cl. A-3,
                 6.70% manufactured housing certificates,
                 due October 15, 2017                                  750,000             748,008             750,465
	Baa3	Green Tree Securitized Net Interest Margin Trust,
                 Series 94 A,
                 6.90% certificates, due February 15, 2004             245,823             245,708             247,281
	Aa2	Morgan (J.P.) & Company, Incorporated,
                 7.54%, due January 15, 2027                           375,000             375,000             377,816
	A2	Sears Roebuck & Company,
                 9.25% notes, due April 15, 1998                     1,075,000           1,115,366           1,088,126
	A2	Sears Roebuck Acceptance Corporation,
                 7.00% notes, due June 15, 2007                        225,000             224,183             230,688
	Baa1	Southern Investments UK PLC,
                 6.375% senior notes, due November 15, 2001            300,000             299,616             298,425
	A2	SunTrust Banks, Incorporated,
                 6.00% subordinate notes, due February 15, 2026        700,000             697,711             678,510
	Aa3	Wachovia Capital Trust II,
                 6.32% capital securities, due January 15, 2027        375,000             367,365             367,365
                                                                     8,270,823           8,278,497           8,287,967
COMMUNICATIONS - 6.16%
	Aa1	BellSouth Savings & Employee
                 Stock Ownership Trust,
                 9.19% medium term notes, due July 1, 2003             734,441             802,832             792,594
        Ba1     Time Warner, Incorporated,
                 9.125% debentures, due January 15, 2013             1,000,000           1,153,230           1,175,630
	Baa2	Tosco Corporation,
                 7.625% notes, due May 15, 2006                        500,000             515,145             528,230
                                                                     2,234,441           2,471,207           2,496,454
DIVERSIFIED - 6.07%
	Aa3	Federal Express Corporation,
                 7.50% pass thru trust, due January 15, 2018         1,000,000           1,022,780           1,061,830
	A1	International Business Machines Corporation,
                 6.22% debentures, due August 1, 2027                  400,000             400,000             400,384
	A2	Lucent Technologies, Incorporated,
                 6.90% notes, due July 15, 2001                        375,000             378,259             383,340
	Baa1	Marriott International, Incorporated,
                 7.875% notes, due April 15, 2005                      575,000             587,160             615,192
                                                                     2,350,000           2,388,199           2,460,746
INDUSTRIALS - 15.73%
	Baa3	Airgas, Incorporated,
                 7.14% medium term notes, due March 8, 2004            550,000             550,000             568,409
	A3	Cardinal Health, Incorporated,
                 6.50% notes, due February 15, 2004                    650,000             635,394             649,961
	A3	Cardinal Health, Incorporated,
                 6.00% notes, due January 15, 2006                     850,000             794,936             822,979
	Baa1	Comdisco, Incorporated,
                 6.375% shelf issue, due November 30, 2001           1,000,000             996,380             994,930
	A2	Cooper Industries, Incorporated,
                 7.87% medium term notes, due November 18, 1998        500,000             500,000             508,355
	A2	Hydro-Quebec, Series IQ,
                 8.05% debentures, due July 7, 2024                    925,000             987,671           1,053,686
	A2	John Deere Capital Corporation,
                 6.30% notes, due June 1, 1999                         250,000             250,985             250,400
	Baa2	McDonnell Douglas Finance Corporation,
                 6.50% medium term senior notes, due July 1, 1998      500,000             500,120             499,800
	Baa3	Petroleum Geo-Services A/S,
                 7.50% notes, due March 31, 2007                       500,000             507,540             525,255
	A2	Philip Morris Companies, Incorporated,
                 7.20% senior notes, due February 1, 2007              200,000             199,392             204,830
	Baa1	Raytheon Company,
                 6.45% notes, due August 15, 2002                      300,000             299,580             300,177
                                                                     6,225,000           6,221,998           6,378,782
TRANSPORTATION - 3.47%
	Baa2	CSX Corporation,
                 9.00% debentures, due August 15, 2006                 225,000             249,511             258,624
	Baa1	Norfolk Southern Corporation,
                 6.70% notes, due May 1, 2000                          400,000             399,492             404,008
	Baa1	United Airlines Pass-Thru Trusts,
                 7.27% pass-thru certificates, Series 96-A,
                 Cl. A-1, due January 30, 2013                         421,986             395,633             435,253
	Baa2	Union Pacific Corporation,
                 7.25% notes, due November 1, 2008                     300,000             303,843             311,214
                                                                     1,346,986           1,348,479           1,409,099
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 2.56%
	Baa2	Canadian National Railway Company,
                 7.00% notes, due March 15, 2004                       500,000             482,964             512,000
	Aa3	Ontario Province of Canada,
                 7.75% bonds, due June 4, 2002                         500,000             524,950             528,165
                                                                     1,000,000           1,007,914           1,040,165
UTILITIES - 1.23%
	Baa3	United Illuminating Company,
                 6.20% notes, due January 15, 1999                     500,000             500,000             499,555

TOTAL CORPORATE BONDS - 55.65%                                      21,927,250          22,216,294          22,572,768

                                                                                                         MARKET
                                                                 PRINCIPAL                               VALUE
                DESCRIPTION                                      AMOUNT              COST                (NOTE 1-A)
U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 40.61% (All rated Aaa)
U.S. GOVERNMENTAL AGENCY - 11.41%
               *Government National Mortgage Association,
                 8.00%, due October 15, 2007                            26,804              26,228              27,824
               *Government National Mortgage Association,
                 8.00%, due November 15, 2009                          831,971             861,610             863,944
               *Government National Mortgage Association,
                 7.50%, due October 15, 2011                           477,312             489,245             490,285
               *Government National Mortgage Association,
                 7.50%, due November 15, 2011                          449,309             460,541             461,521
               *Government National Mortgage Association,
                 9.50%, due September 15, 2019                          20,710              19,685              22,488
               *Government National Mortgage Association,
                 8.00%, due December 15, 2022                          317,914             316,261             330,630
               *Government National Mortgage Association,
                 7.00%, due May 15, 2024                               817,639             800,775             821,728
               *Government National Mortgage Association,
                 8.50%, due August 15, 2024                            647,738             653,608             678,706
               *Government National Mortgage Association,
                 8.00%, due November 15, 2026                          850,015             868,078             878,966
                 Small Business Administration
                 guaranteed development
                 participation certificates, Series 88-20 G,
                 9.80% debentures, due July 1, 2008                     48,323              48,323              53,747
                                                                     4,487,735           4,544,354           4,629,839
U.S. GOVERNMENT SECURITIES - 20.66%
                U.S. Treasury Bonds, 11.125%,
                 due August 15, 2003                                   700,000             864,719             875,217
                U.S. Treasury Notes, 6.25%,
                 due March 31, 1999                                  2,500,000           2,505,767           2,515,225
                U.S. Treasury Notes, 5.875%,
                 due February 15, 2000                               3,925,000           3,883,050           3,929,906
                U.S. Treasury Notes, 7.25%,
                 due August 15, 2004                                   250,000             259,023             268,750
                U.S. Treasury Notes, 7.50%,
                 due February 15, 2005                                 500,000             556,328             546,330
                U.S. Treasury Notes, 5.625%,
                 due February 15, 2006                                 250,000             243,086             245,390
                                                                     8,125,000           8,311,973           8,380,818
*GOVERNMENT SPONSORED ENTERPRISES - 8.54%
		Federal Home Loan Mortgage Corporation,
                 8.25%, due July 1, 2008                                42,807              41,371              44,212
		Federal Home Loan Mortgage Corporation,
                 8.00%, due January 1, 2012                            922,231             945,430             952,775
		Federal Home Loan Mortgage Corporation,
                 9.00%, due June 1, 2016                               157,608             165,035             168,063
		Federal Home Loan Mortgage Corporation,
                 8.00%, due May 1, 2017                                 64,839              60,593              66,945
		Federal Home Loan Mortgage Corporation,
                 CMO Series 130-E,
                 9.00%, due May 15, 2021                               205,095             205,801             218,363
                Federal Home Loan Mortgage Corporation,
                 5.81%, due November 12, 1999                          750,000             749,130             748,500
                 Federal National Mortgage Association,
                 6.21%, due November 7, 2007                           450,000             448,358             448,358
		Federal National Mortgage Association,
                 7.00%, due December 1, 2007                           108,157             104,711             109,431
		Federal National Mortgage Association,
                 8.25%, due January 1, 2009                             27,448              26,838              28,582
		Federal National Mortgage Association,
                 7.50%, due September 1, 2011                          462,229             466,418             473,350
		Federal National Mortgage Association,
                 CMO Series 90-52D, REMIC Trust,
                 9.30%, due May 25, 2019                                98,339              97,656             100,606
		Federal National Mortgage Association,
                 9.25%, due October 1, 2020                             96,461             102,430             104,008
                                                                     3,385,214           3,413,771           3,463,193

TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 40.61%                       15,997,949          16,270,098          16,473,850

REPURCHASE AGREEMENT - 1.79%
                UMB Bank, n.a.,
                 5.00%, due December 1, 1997
                 (Collateralized by $732,000
                 U.S. Treasury Notes,
                 5.875%, due March 31, 1999)                           725,000             725,000             725,000

TOTAL INVESTMENTS - 98.05%                                       $  38,650,199       $  39,211,392       $  39,771,618

Other assets less liabilities - 1.95%                                                                          791,872
TOTAL NET ASSETS - 100.00%
	(equivalent to $9.78 per share;
         4,147,236 shares outstanding)                                                                   $  40,563,490

For federal income tax purposes, the identified cost of investments owned at November 30, 1997, was $39,211,392.

Net unrealized appreciation for federal income tax purposes was $560,226, which is comprised of unrealized appreciation of $631,524 and unrealized depreciation of $71,298.

*Mortgage-backed securities.

Ratings are not covered by the report of independent auditors.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS
AND LIABILITIES
November 30, 1997

                                                                    PORTFOLIO L         PORTFOLIO S
ASSETS:
  Investments in securities:
    Corporate and revenue bonds, at market value
     (identified cost $80,279,874 [L], $22,216,294 [S])          $  82,254,817       $  22,572,768
    U.S. governmental agency, government securities and
     government sponsored enterprises, at market value
     (identified cost $46,092,462 [L], $16,270,098 [S])             47,395,419          16,473,850
    Repurchase agreement, at cost - approximates market value          840,000             725,000
      Total investments                                            130,490,236          39,771,618

  Cash                                                                  -                  139,267
  Interest receivable                                                2,179,607             652,605
        Total assets                                               132,669,843          40,563,490

LIABILITIES AND NET ASSETS:
  Cash overdraft                                                       196,507              -
        Total liabilities                                              196,507              -
NET ASSETS                                                       $ 132,473,336       $  40,563,490

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                    $ 134,490,558       $  42,484,676
  Accumulated undistributed income (loss):
    Undistributed net investment income                                259,884              -
    Undistributed net realized loss on investment transactions     (5,555,006)         (2,481,412)
  Net unrealized appreciation  in value of investments               3,277,900             560,226

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                      $ 132,473,336       $  40,563,490

Capital shares outstanding                                          84,893,538           4,147,236

NET ASSET VALUE PER SHARE                                        $        1.56       $        9.78

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Year Ended November 30, 1997

                                                                     PORTFOLIO L         PORTFOLIO S
INVESTMENT INCOME:
  Income:
    Interest                                                     $   9,873,963       $   2,760,427
  Expenses (Note 2):
    Management fees                                                  1,275,822             371,470
    Registration fees and expenses                                      30,735               7,670
      Total expenses before voluntary reduction                      1,306,557             379,140
      Less: voluntary reduction of management fee                       -                (117,306)
      Net expenses                                                   1,306,557             261,834
      Net investment income (Note 1-B)                               8,567,406           2,498,593

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized loss from investment transactions
   (excluding maturities of short-term commercial notes
   and repurchase agreements):
    Proceeds from sales of investments                              91,394,055           23,789,293
    Cost of investments sold                                        91,939,721           24,232,155
      Net realized loss from investment transactions                 (545,666)            (442,862)
  Unrealized appreciation (depreciation) of investments:
    Beginning of year                                                2,401,780              (8,280)
    End of year                                                      3,277,900              560,226
      Unrealized appreciation of investments during the year           876,120              568,506
      Net gain on investments                                          330,454              125,644
      Increase in net assets resulting from operations               8,897,860            2,624,237

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS
For The Two Years Ended November 30, 1997

                                                                             1997                              1996
                                                                 PORTFOLIO L      PORTFOLIO S      PORTFOLIO L      PORTFOLIO S
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                          $   8,567,406    $   2,498,593    $ 10,323,635     $  2,257,472
  Net realized loss from investment transactions                     (545,666)        (442,862)     (1,367,653)        (537,313)
  Unrealized appreciation (depreciation) of investments
    during the year                                                    876,120          568,506     (1,588,047)          119,740
      Net increase in net assets resulting from operations           8,897,860        2,624,237       7,367,935        1,839,899

DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                                            (8,567,406)      (2,498,593)    (10,323,635)      (2,257,472)
  Net realized gain from investment transactions                       -                -               -                -
    Total distributions to shareholders                            (8,567,406)      (2,498,593)    (10,323,635)      (2,257,472)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                                         19,321,050       14,582,788      23,760,936        9,617,449
  Net asset value of shares issued for
   reinvestment of distributions                                     6,987,475        2,075,147       8,272,174        1,709,489
                                                                    26,308,525       16,657,935      32,033,110       11,326,938
  Cost of shares repurchased                                      (36,426,268)     (10,395,231)    (47,467,140)      (9,886,471)
    Net increase (decrease) from capital share transactions       (10,117,743)        6,262,704    (15,434,030)        1,440,467
      Total increase (decrease) in net assets                      (9,787,289)        6,388,348    (18,389,730)        1,022,894

NET ASSETS:
  Beginning of year                                                142,260,625       34,175,142     160,650,355       33,152,248
  End of year (including undistributed net investment income
                of $259,884 [L] and $- [S] in 1997 and 1996)     $ 132,473,336    $  40,563,490   $ 142,260,625    $  34,175,142

*Shares issued and repurchased:
   Number of shares sold                                            12,616,368        1,510,703      15,421,389          990,865
   Number of shares issued for
    reinvestment of distributions                                    4,566,377          214,629       5,387,854          176,067
                                                                    17,182,745        1,725,332      20,809,243        1,166,932
     Number of shares repurchased                                 (23,793,390)      (1,075,519)    (30,899,645)      (1,019,424)
     Net increase (decrease)                                       (6,610,645)          649,813    (10,090,402)          147,508

**Distributions to shareholders:
    Income dividends per share                                   $       .0976    $       .6185   $       .1070    $       .6921
    Capital gains distribution per share                         $       -        $       -       $       -        $       -

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company of the Series type. Its shares are currently issued in two Series with each Series, in effect, representing a separate Fund. The Trust is required to account for the assets of each Series separately and to allocate general liabilities of the Trust to each Series based upon the net asset value of each Series. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Security Valuation - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations provided by an independent pricing service, which may utilize matrix pricing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees.

B. Federal and State Taxes - It is the Trust's policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of each Series' taxable income to its shareholders. Therefore, no provision for federal or state tax is required. At November 30, 1997, Portfolio L and S have an accumulated net realized loss on sales of investments for federal income tax purposes of $5,555,006 (expiring $3,218,360 in 2002, $423,327 in 2003, $1,367,653 in 2004, and $545,666 in
2005) and $2,481,412 (expiring $1,072,503 in 2002, $388,485 in 2003, $577,562 in 2004, and $442,862 in 2005), respectively, which are available to offset future taxable gains.

C. Other - Security transactions are accounted for on the date the securities are purchased or sold. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appre-ciation and depreciation of investments are reported on the identified cost basis.

The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. MANAGEMENT FEES:

Management fees for services which include administration, trustees' and agents' compensation and all other operating expenses of the Trust except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Trust and its shares and the cost of qualifying the Trust's shares for sale in any jurisdiction are paid to Jones & Babson, Inc. These fees are based on average daily net assets of Portfolio L and Portfolio S, at the annual rate of .95 of 1%, except during the six years ended November 30, 1997, when the fee for Portfolio S was voluntarily reduced to an annual rate of .65 of 1% of the average daily net asset value of the portfolio. Certain officers and/or trustees of the Trust are officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the year ended November 30, 1997 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:

Portfolio L
	Purchases		$	76,961,264
        Proceeds from sales		91,394,055

Portfolio S
	Purchases		$	32,186,738
        Proceeds from sales		23,789,293


FINANCIAL HIGHLIGHTS

PORTFOLIO L

Condensed data for a share of capital
stock outstanding throughout each year.

                                                                        Years Ended November 30,
                                                                1997    1996    1995    1994    1993
Net asset value, beginning of year                              $ 1.55  $ 1.58  $ 1.47  $ 1.67  $ 1.62

  Income from investment operations:
    Net investment income                                         .098    .107    .108    .108    .116
    Net gains or losses on securities
     (both realized and unrealized)                               .010  (.030)    .110  (.149)    .061
      Total from investment operations                            .108    .077    .218  (.041)    .177

  Less distributions:
    Dividends from net investment income                        (.098)  (.107)  (.108)  (.108)  (.116)
    Distributions from capital gains                               -       -       -    (.051)  (.011)
      Total distributions                                       (.098)  (.107)  (.108)  (.159)  (.127)

Net asset value, end of year                                    $ 1.56  $ 1.55  $ 1.58  $ 1.47  $ 1.67

Total return                                                     7.26%   5.17%  15.28% (2.71)%  11.25%


Ratios/Supplemental Data

Net assets, end of year (in millions)                           $  132  $  142  $  161  $  140  $ 162
Ratio of expenses to average net assets                           .97%    .97%    .97%    .97%   .98%
Ratio of net investment income to average net assets             6.38%   6.96%   7.06%   6.95%  7.00%
Portfolio turnover rate                                            59%     61%     50%     40%    80%

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

PORTFOLIO S

Condensed data for a share of capital
stock outstanding throughout each year.

                                                                        Years Ended November 30,
                                                                1997    1996    1995    1994     1993
Net asset value, beginning of year                              $ 9.77  $ 9.90  $ 9.43  $ 10.48  $ 10.33

  Income from investment operations:
    Net investment income                                         .618    .692    .726     .694     .718
    Net gains or losses on securities
     (both realized and unrealized)                               .010  (.130)    .470   (.899)     .207
    Total from investment operations                              .628    .562   1.196   (.205)     .925

   Less distributions:
     Dividends from net investment income                       (.618)  (.692)  (.726)   (.694)   (.718)
     Distributions from capital gains                              -       -       -     (.151)   (.057)
       Total distributions                                      (.618)  (.692)  (.726)   (.845)   (.775)
Net asset value, end of year                                    $ 9.78  $ 9.77  $ 9.90   $ 9.43  $ 10.48

Total return                                                     6.70%   5.96%  13.10%  (2.06)%    9.19%


Ratios/Supplemental Data

Net assets, end of year (in millions)                           $   41  $   34  $   33  $    30  $    36
Ratio of expenses to average net assets                           .67%    .66%    .67%     .67%     .68%
Ratio of net investment income to average net assets             6.42%   7.10%   7.47%    7.02%    6.80%
Ratio of expenses to average net assets before
 voluntary reduction of management fee                            .97%    .96%    .97%     .97%     .98%
Portfolio turnover rate                                            65%     48%     57%      42%     147%

See accompanying Notes to Financial Statements.



REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
D.L. Babson Bond Trust:

We have audited the accompanying statement of assets and liabilities, including the statements of net assets, of D.L. Babson Bond Trust (comprised of Portfolio L and Portfolio S) as of November 30, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian. As to securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising the D.L. Babson Bond Trust at November 30, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.

Ernst & Young LLP

Kansas City, Missouri
December 29, 1997

This report has been prepared for the information of the Shareholders of D.L. Babson Bond Trust and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund

*Closed to new investors.


Jones & Babson
Mutual Funds

BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306
816-751-5900
1-800-4-BABSON
(1-800-422-2766)
http://www.jbfunds.com